Current tax liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax liabilities
Uncertain tax provisions	£ 41	£ 54
Interest arising on tax provisions which is included within other payables	5	6
Income tax paid	£ 100	£ 77	£ 69